Closed Block (Tables)	12 Months Ended
Dec. 31, 2016
Closed Block Disclosure [Abstract]
Closed block liabilities and assets
Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

	December 31,
	2016	2015
	(In millions)
Closed Block Liabilities
Future policy benefits	$40,834	$41,278
Other policy-related balances	257	249
Policyholder dividends payable	443	468
Policyholder dividend obligation	1,931	1,783
Current income tax payable	4	—
Other liabilities	196	380
Total closed block liabilities	43,665	44,158
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value	27,220	27,556
Equity securities available-for-sale, at estimated fair value	100	111
Mortgage loans	5,935	6,022
Policy loans	4,553	4,642
Real estate and real estate joint ventures	655	462
Other invested assets	1,246	1,066
Total investments	39,709	39,859
Cash and cash equivalents	18	236
Accrued investment income	467	474
Premiums, reinsurance and other receivables	68	56
Current income tax recoverable	—	11
Deferred income tax assets	177	234
Total assets designated to the closed block	40,439	40,870
Excess of closed block liabilities over assets designated to the closed block	3,226	3,288
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax	1,517	1,382
Unrealized gains (losses) on derivatives, net of income tax	95	76
Allocated to policyholder dividend obligation, net of income tax	(1,255)	(1,159)
Total amounts included in AOCI	357	299
Maximum future earnings to be recognized from closed block assets and liabilities	$3,583	$3,587

Closed block policyholder dividend obligation
Information regarding the closed block policyholder dividend obligation was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Balance at January 1,	$1,783	$3,155	$1,771
Change in unrealized investment and derivative gains (losses)	148	(1,372)	1,384
Balance at December 31,	$1,931	$1,783	$3,155

Closed block revenues and expenses
Information regarding the closed block revenues and expenses was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Revenues
Premiums	$1,804	$1,850	$1,918
Net investment income	1,902	1,982	2,093
Net investment gains (losses)	(10)	(23)	7
Net derivative gains (losses)	25	27	20
Total revenues	3,721	3,836	4,038
Expenses
Policyholder benefits and claims	2,563	2,564	2,598
Policyholder dividends	953	1,015	988
Other expenses	133	143	155
Total expenses	3,649	3,722	3,741
Revenues, net of expenses before provision for income tax expense (benefit)	72	114	297
Provision for income tax expense (benefit)	24	41	104
Revenues, net of expenses and provision for income tax expense (benefit)	$48	$73	$193